Advances for Vessels Acquisitions, Vessels, net and Vessels Held for Sale, Vessels, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Depreciation [Abstract]
Depreciation	$ (13,289)	$ (7,670)	$ (13,174)
Net Book Value [Abstract]
Beginning balance	224,977
Depreciation	(13,289)	(7,670)	(13,174)
Ending balance	418,272	224,977
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	163,501	146,345
Transferred from advances for vessels under construction	245,763	126,646
Transferred to Assets held for sale, Cost		(76,959)
Disposals, Cost		(32,531)
Ending balance	409,264	163,501	146,345
Accumulated Depreciation [Abstract]
Beginning balance	(6,916)	(10,053)
Transferred to Assets held for sale, Accumulated Depreciation		5,323
Disposals, Accumulated Depreciation		5,484
Depreciation	(13,289)	(7,670)
Ending balance	(20,205)	(6,916)	(10,053)
Net Book Value [Abstract]
Beginning balance	156,585	136,292
Transferred from advances for vessels under construction	245,763	126,646
Transferred to Assets held for sale, Net Book Value		(71,636)
Disposals, Net Book Value		(27,047)
Depreciation	(13,289)	(7,670)
Ending balance	$ 389,059	$ 156,585	$ 136,292